Schedule of Basic and Diluted Earnings Per Share and Weighted Average Number of Shares (Details) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Total basic (loss) earnings per share attributable to the ordinary equity holders of the company	$ (0.03)	$ 0.00	$ (0.07)	$ 0.13	$ (1.07)	$ 0.10
Total diluted (loss) earnings per share attributable to the ordinary equity holders of the company	$ (0.03)	$ 0.00	$ (0.07)	$ 0.13	$ (1.07)	$ 0.10
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share			23,224,102	18,646,643	19,900,741	18,646,643
Amounts uncalled on partly paid shares and calls in arrears
Options
Deferred shares
Convertible notes
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share			23,224,102	18,646,643	19,900,741	18,646,643